Stockholders’ Equity (Details) - Schedule of number of authorized, issued and outstanding stock - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred Stock, Authorized Shares	10,000,000		10,000,000
Preferred Stock, Issued and outstanding shares
Total, Authorized Shares	1,775,000,000		890,000,000
Total, Issued and outstanding shares	902,872,627		627,346,804	321,846,041
Common Class A [Member]
Class of Stock [Line Items]
Class A Common Stock, Authorized Shares	1,690,000,000	815,000,000	815,000,000	750,000,000
Class A Common Stock, Issued and Outstanding Shares	838,872,039		563,346,216	257,845,453
Common Class B [Member]
Class of Stock [Line Items]
Class B Common Stock, Authorized Shares	75,000,000	75,000,000	75,000,000	75,000,000
Class B Common Stock, Issued and Outstanding Shares	64,000,588		64,000,588	64,000,588